S000011497 [Member] Investment Objectives and Goals - CAUSEWAY INTERNATIONAL VALUE FUND	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	CAUSEWAY INTERNATIONAL VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term growth of capital and income.